PROPERTY AND EQUIPMENT	12 Months Ended
Dec. 31, 2014
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT

NOTE 4:-   PROPERTY AND EQUIPMENT

The composition of property and equipment is as follows:

	December 31,
	2013	2014

Cost:
Leasehold improvements	$4,230	$7,046
Computers, peripheral equipment and electronic equipment	2,245	3,951
Office furniture and equipment	482	1,460

	6,957	12,457

Less accumulated depreciation	2,726	5,252

Depreciated cost	$4,231	$7,205

 Depreciation expense amounted to $ 871, $ 1,229 and $ 2,662 for the years ended December 31, 2012, 2013 and 2014, respectively.